UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       NorthStar Capital Funds, LLC

Address:    599 Lexington Avenue
            17th floor,
            New York, New York 10022

13F File Number: 28-11181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael P. Zucker
Title:    Managing Member
Phone:    (212) 527-8340

Signature, Place and Date of Signing:


/s/ Michael P. Zucker                New York, NY            August 12, 2005
----------------------           ------------------          -----------------
    [Signature]                     [City, State]                [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                           -----

Form 13F Information Table Entry Total:     17
                                           ------

Form 13F Information Table Value Total:     $98,597,150
                                           -------------

List of Other Included Managers:

NONE

                                                    FORM 13F INFORMATION TABLE
---------------------------------------------------------------------------------------------------------------------------------
          COLUMN 1           COL 2           COLUMN 3    COLUMN 4          COLUMN 5        COL 6    COL 7         COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------
                             TITLE                                                                            VOTING AUTHORITY
                             OF                                       SHRS OR  SH/ PUT/   INVSTMT   OTHER   ---------------------
       NAME OF ISSUER        CLASS           CUSIP        VALUE       PRN AMT  PRN CALL   DSCRTN    MNGRS   SOLE     SHARED  NONE
---------------------------------------------------------------------------------------------------------------------------------
ALLTEL CORP                  COM             020039103    4,048,200    65,000  SH         SOLE      NONE     65,000
AMERICAN INTL GROUP INC      COM             026874107    5,810,000   100,000  SH         SOLE      NONE    100,000
BJ SVCS CO                   COM             055482103    5,248,000   100,000  SH         SOLE      NONE    100,000
BEAR STEARNS COS INC         COM             073902108    5,197,000    50,000  SH         SOLE      NONE     50,000
CAMECO CORP                  COM             13321L108    2,237,500    50,000  SH         SOLE      NONE     50,000
CHEESECAKE FACTORY INC       COM             163072101    3,473,000   100,000  SH         SOLE      NONE    100,000
CRYPTOLOGIC INC              COM             228906103    2,400,800    80,000  SH         SOLE      NONE     80,000
GENENTECH INC                COM NEW         368710406    8,028,000   100,000  SH         SOLE      NONE    100,000
KOHLS CORP                   COM             500255104    8,386,500   150,000  SH         SOLE      NONE    150,000
MAJESCO ENTERTAINMENT CO     COM NEW         560690208      817,500   125,000  SH         SOLE      NONE    125,000
NETEASE COM INC              SPONSORED ADR   64110W102   10,565,350   185,000  SH         SOLE      NONE    185,000
OCCIDENTAL PETE CORP         COM             674599105    7,693,000   100,000  SH         SOLE      NONE    100,000
OMNICARE INC                 COM             681904108    4,243,000   100,000  SH         SOLE      NONE    100,000
PF CHANGS CHINA BISTRO INC   COM             69333Y108   10,911,300   185,000  SH         SOLE      NONE    185,000
REGAL ENTMT GROUP            CLA             758766109    1,888,000   100,000  SH         SOLE      NONE    100,000
SEARS HLDGS CORP             COM             812350106   14,987,000   100,000  SH         SOLE      NONE    100,000
UNOVA INC                    COM             91529B106    2,663,000   100,000  SH         SOLE      NONE    100,000

22058.0004 #591007